FAIR VALUES OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUES OF FINANCIAL INSTRUMENTS [Abstract]
Estimated fair values and recorded book balances
The estimated fair values and recorded book balances at December 31 follow:

	December 31, 2012
			Fair Value Measurements Using
	Recorded Book Balance	Fair Value Measure-ments	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Un-observable Inputs (Level 3)
	(In thousands)
Assets
Cash and due from banks	$55,487	$55,487	$55,487	$-	$-
Interest bearing deposits	124,295	124,295	124,295	-	-
Trading securities	110	110	110	-	-
Securities available for sale	208,413	208,413	-	208,413	-
Federal Home Loan Bank and Federal Reserve Bank Stock	20,838	NA	NA	NA	NA
Net loans and loans held for sale	1,425,643	1,400,385	-	50,779	1,349,606
Accrued interest receivable	5,814	5,814	102	934	4,778
Derivative financial instruments	1,368	1,368	-	1,368	-

Liabilities
Deposits with no stated maturity	$1,360,609	$1,360,609	$1,360,609	$-	$-
Deposits with stated maturity	418,928	420,374	-	420,374	-
Other borrowings	17,625	21,463	-	21,463	-
Subordinated debentures	50,175	42,235	7,956	34,279	-
Accrued interest payable	7,197	7,197	2,942	4,255	-
Derivative financial instruments	1,320	1,320	-	861	459

	December 31, 2011
	Recorded Book Balance	Estimated Fair Value
	(In thousands)
Assets
Cash and due from banks	$62,777	$62,777
Interest bearing deposits	278,331	278,331
Trading securities	77	77
Securities available for sale	157,444	157,444
Federal Home Loan Bank and Federal Reserve Bank Stock	20,828	NA
Net loans and loans held for sale	1,562,525	1,475,738
Accrued interest receivable	6,243	6,243
Derivative financial instruments	857	857

Liabilities
Deposits with no stated maturity	$1,517,321	$1,517,321
Deposits with stated maturity	568,804	571,552
Other borrowings	33,387	37,907
Subordinated debentures	50,175	16,138
Accrued interest payable	5,106	5,106
Derivative financial instruments	1,883	1,883